SIGNIFICANT ACCOUNTING POLICIES - Significant increase credit risk (Details)	12 Months Ended
Dec. 31, 2019
Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	87.40%
Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	89.86%
Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	90.25%
Stage One
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	88.37%
Stage Two
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	5.04%
Stage Two | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	4.84%
Stage Two | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	5.94%
Stage Two | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	5.05%
Stage Two | Threshold [Member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	40.93%
Stage Two | Threshold [Member] | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	26.77%
Stage Two | Threshold [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	71.10%
Stage Two | Threshold [Member] | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	57.62%
Stage Two | Watchlist [Member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	41.00%
Stage Two | Watchlist [Member] | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	66.46%
Stage Two | Watchlist [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	0.03%
Stage Two | Watchlist [Member] | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	0.59%
Stage Two | Restructured [Member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	7.42%
Stage Two | Restructured [Member] | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	3.76%
Stage Two | Restructured [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	6.75%
Stage Two | Restructured [Member] | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	18.36%
Stage Two | More Than Thirty Days [Member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	10.66%
Stage Two | More Than Thirty Days [Member] | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	3.02%
Stage Two | More Than Thirty Days [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	22.12%
Stage Two | More Than Thirty Days [Member] | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	23.43%
Stage Three
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	6.55%
Stage Three | Commercial Loans [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	7.70%
Stage Three | Mortgages [member]
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	4.21%
Stage Three | Consumer
Disclosure of Significant Accounting Policies
Percentage Of Loans And Receivables	4.70%